ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 1,256,795	$ 943,922	$ 2,515,815
Accrued vacation	157,198	217,036	167,604
Accrued liabilities	346,984	1,270,306	221,167
Tax liability			155,169
Other accounts payable	83,978	59,679	173,216
Total accounts payable and accrued liabilities	$ 1,844,955	$ 2,490,943	$ 3,232,971